Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

15. Property, plant and equipment

	Land, buildings and	Machinery, equipment	Assets under
EURm	constructions	and other	construction	Total
Acquisition cost as of January 1, 2019	1 219	2 863	91	4 173
Translation differences	17	22	–	39
Additions	63	339	143	545
Reclassifications	28	62	(90)	–
Disposals and retirements	(60)	(268)	(1)	(329)
Acquisition cost as of December 31, 2019	1 267	3 018	143	4 428
Accumulated depreciation as of January 1, 2019	(386)	(1 997)	–	(2 383)
Translation differences	(8)	(16)	–	(24)
Impairment charges	–	(4)	–	(4)
Disposals and retirements	33	257	–	290
Depreciation	(90)	(361)	–	(451)
Accumulated depreciation as of December 31, 2019	(451)	(2 121)	–	(2 572)
Net book value as of January 1, 2019	833	866	91	1 790
Net book value as of December 31, 2019	816	897	143	1 856
Acquisition cost as of January 1, 2020	1 267	3 018	143	4 428
Translation differences	(63)	(102)	(4)	(169)
Additions	36	290	123	449
Acquisitions through business combinations	–	2	–	2
Reclassifications	61	64	(125)	–
Disposals and retirements	(36)	(137)	–	(173)
Acquisition cost as of December 31, 2020	1 265	3 135	137	4 537
Accumulated depreciation as of January 1, 2020	(451)	(2 121)	–	(2 572)
Translation differences	33	72	–	105
Disposals and retirements	22	128	–	150
Depreciation	(86)	(351)	–	(437)
Accumulated depreciation as of December 31, 2020	(482)	(2 272)	–	(2 754)
Net book value as of January 1, 2020	816	897	143	1 856
Net book value as of December 31, 2020	783	863	137	1 783